Basis of Presentation and Going Concern (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Basis of Presentation and Going Concern [Line Items]
Current liability	$ 4,317,883	$ 3,317,432
Cash and cash equivalent	813,825	$ 509,798	$ 482,605	$ 552,064
Telesat GEO [Member]
Basis of Presentation and Going Concern [Line Items]
Current liability	3,100,000
Cash and cash equivalent	$ 286,700